Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Noncurrent Assets [Abstract]
Intangible Assets	$ 101	$ 6
Equity Investments	52	38
Net investment in finance lease	30	14
Long-Term Receivables	21	12
Prepaids	7	8
Other assets	$ 211	$ 78	$ 64